Income tax expense - valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Balance as of January 1	¥ 0	¥ 0
Addition	15,415	0
Balance as of December 31	¥ 15,415	¥ 0